Basic and diluted loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted loss per share
Net loss for the period	€ (110,426)	€ (54,274)	€ (49,635)
Weighted average number of shares outstanding used to calculate basic loss per share	45,351,799	41,449,732	39,168,152
Weighted average number of shares outstanding used to calculate diluted loss per share	45,351,799	41,449,732	39,168,152
Basic loss per share	€ (2.43)	€ (1.31)	€ (1.27)
Diluted loss per share	€ (2.43)	€ (1.31)	€ (1.27)